Share-based Payments	3 Months Ended
Mar. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
7. Share-based payments
The Company has three share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity.
No share options were granted during the three months ended March 31, 2020 (three months ended March 31, 2019: 120,750 share options granted).
Options granted under these plans will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period.
For the three months ended March 31, 2020, the Company has recognized £0.9 million of share-based payment expense in the statement of operations (three months ended March 31, 2019: £0.4 million).